Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
2020	$ 15
2021	3
2022	7
2023	4
2024	3
Thereafter	580
Total	$ 612	$ 603